UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22821

Investment Company Act File Number

Eaton Vance Floating-Rate Income Plus Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

May 31

Date of Fiscal Year End

August 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating-Rate Income Plus Fund

August 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 139.0%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 4.0%
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018	$688	$696,674
Term Loan, 6.25%, Maturing November 2, 2018	312	315,826
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017	798	802,982
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	1,496	1,490,513
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	2,500	2,502,678

		$5,808,673

Automotive — 3.5%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	$800	$803,000
Metaldyne Company LLC
Term Loan, 5.00%, Maturing December 18, 2018	1,496	1,511,203
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017	2,000	2,010,810
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017	798	796,255

		$5,121,268

Building and Development — 1.4%
CeramTec Acquisition Corporation
Term Loan, Maturing August 31, 2020(2)	$775	$775,969
Realogy Corporation
Term Loan, 4.50%, Maturing March 5, 2020	800	807,250
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	500	502,084

		$2,085,303

Business Equipment and Services — 14.2%
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017	$1,496	$1,506,217
AlixPartners, LLP
Term Loan - Second Lien, 9.00%, Maturing July 2, 2021	200	204,063
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018	800	812,000
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	748	748,432
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	499	500,917
Ceridian Corp.
Term Loan, 4.43%, Maturing May 9, 2017	300	300,234
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	515	513,416
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018	1,500	1,428,750

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
EIG Investors Corp.
Term Loan, 6.25%, Maturing November 11, 2019	$1,600	$1,620,000
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018	795	812,735
Garda World Security Corp.
Term Loan, 4.50%, Maturing November 13, 2019	997	1,005,592
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020	800	802,166
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021	1,000	1,001,875
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019	800	802,000
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019	1,749	1,761,478
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020	323	324,604
Quintiles Transnational Corp.
Term Loan, 4.00%, Maturing June 8, 2018	2,000	2,008,750
ServiceMaster Company
Term Loan, 4.44%, Maturing January 31, 2017	997	973,043
SunGard Data Systems, Inc.
Term Loan, 4.00%, Maturing March 9, 2020	1,995	2,014,517
West Corporation
Term Loan, 3.75%, Maturing June 29, 2018	1,500	1,503,594

		$20,644,383

Cable and Satellite Television — 3.4%
UPC Financing Partnership
Term Loan, 4.00%, Maturing January 29, 2021	$2,500	$2,514,062
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 8, 2020	2,500	2,491,533

		$5,005,595

Chemicals and Plastics — 7.1%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019	$273	$274,994
Term Loan, 4.50%, Maturing October 3, 2019	527	530,006
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020	800	803,000
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.75%, Maturing February 3, 2020	1,496	1,508,314
Ineos US Finance LLC
Term Loan, 4.00%, Maturing May 4, 2018	1,998	1,985,039
MacDermid, Inc.
Term Loan - Second Lien, 7.75%, Maturing December 7, 2020	800	812,000
OXEA Finance LLC
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020	1,000	1,000,000
Tata Chemicals North America Inc.
Term Loan, 3.75%, Maturing August 7, 2020	275	275,344
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020	2,000	2,023,334
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017	997	977,966
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 5, 2020	176	176,328

		$10,366,325

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Conglomerates — 2.5%
American Greetings Corporation
Term Loan, 4.00%, Maturing August 9, 2019	$250	$250,000
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017	1,496	1,488,731
Spectrum Brands, Inc.
Term Loan, 4.58%, Maturing December 17, 2019	1,819	1,834,859

		$3,573,590

Containers and Glass Products — 3.1%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 7, 2020	$1,995	$1,983,066
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018	499	500,611
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 28, 2018	2,000	2,016,608

		$4,500,285

Cosmetics/Toiletries — 0.7%
Revlon Consumer Products Corporation
Term Loan, Maturing August 19, 2019(2)	$300	$300,375
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	748	725,681

		$1,026,056

Drugs — 3.1%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017	$798	$800,946
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017	500	511,250
Ikaria Acquisition Inc.
Term Loan, 7.25%, Maturing July 3, 2018	150	152,063
Term Loan - Second Lien, 11.00%, Maturing July 3, 2019	500	502,500
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.50%, Maturing August 5, 2020	2,488	2,513,412

		$4,480,171

Electronics/Electrical — 13.8%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019	$959	$968,142
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	770	777,111
Blue Coat Systems, Inc.
Term Loan - Second Lien, 9.50%, Maturing June 26, 2020	1,000	1,007,500
Dealer Computer Services, Inc.
Term Loan, Maturing April 21, 2016(2)	1,550	1,561,763
Term Loan - Second Lien, Maturing February 15, 2021(2)	125	128,047
DG FastChannel, Inc.
Term Loan, Maturing July 26, 2018(2)	800	802,000
Edwards (Cayman Islands II) Limited
Term Loan, 4.75%, Maturing March 26, 2020	755	757,787
Eze Castle Software Inc.
Term Loan, Maturing April 6, 2020(2)	800	804,334
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing December 17, 2018	798	798,967
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018	1,972	1,985,518

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018	$998	$1,008,971
MEI Conlux Holdings (US), Inc.
Term Loan, 5.00%, Maturing August 21, 2020	100	100,188
NXP B.V.
Term Loan, 4.75%, Maturing January 11, 2020	2,494	2,537,375
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 21, 2018	997	1,009,546
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	1,000	1,023,542
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	495	502,541
StoneRiver Holdings, Inc.
Term Loan, 4.50%, Maturing November 29, 2019	800	798,000
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	500	504,050
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,500	1,509,375
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 25, 2019	495	497,940
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	528	533,776
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	500	500,000

		$20,116,473

Financial Intermediaries — 6.3%
American Capital Holdings, Inc.
Term Loan, Maturing August 22, 2016(2)	$1,144	$1,147,667
Cetera Financial Group, Inc.
Term Loan, 6.50%, Maturing August 2, 2019	175	174,563
First Data Corporation
Term Loan, 4.18%, Maturing September 24, 2018	1,500	1,485,000
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 17, 2020	2,175	2,198,790
Nuveen Investments, Inc.
Term Loan, 4.18%, Maturing May 15, 2017	1,500	1,499,062
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	798	808,724
Sesac Holdco II, LLC
Term Loan, Maturing February 8, 2019(2)	800	806,000
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017	1,037	1,046,417

		$9,166,223

Food Products — 5.5%
Blue Buffalo Company, Ltd.
Term Loan, Maturing August 8, 2019(2)	$1,000	$1,010,417
Del Monte Foods Company
Term Loan, Maturing March 8, 2018(2)	2,000	2,004,240
Dole Food Company Inc.
Term Loan, 3.75%, Maturing April 1, 2020	2,000	2,001,786
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020	2,500	2,518,945
Hearthside Food Solutions, LLC
Term Loan, 4.50%, Maturing June 7, 2018	500	498,750

		$8,034,138

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Food Service — 3.2%
Dunkin’ Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020	$1,995	$1,996,759
Landry’s, Inc.
Term Loan, 4.75%, Maturing April 24, 2018	734	739,708
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019	1,500	1,495,782
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing April 2, 2020	500	493,437

		$4,725,686

Food/Drug Retailers — 2.8%
Albertson’s, LLC
Term Loan, 4.75%, Maturing March 21, 2019	$800	$802,400
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020	2,494	2,503,086
Supervalu Inc.
Term Loan, 5.00%, Maturing March 21, 2019	798	801,794

		$4,107,280

Health Care — 10.8%
Apria Healthcare Group I
Term Loan, 6.75%, Maturing April 5, 2020	$499	$503,501
Catalent Pharma Solutions Inc.
Term Loan, 4.25%, Maturing September 15, 2017	1,500	1,509,845
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 19, 2019	800	807,250
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017	1,496	1,511,203
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	1,500	1,505,357
Hologic Inc.
Term Loan, 3.75%, Maturing August 1, 2019	1,759	1,771,253
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	800	805,750
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	800	783,500
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	1,500	1,511,875
MMM Holdings, Inc.
Term Loan, Maturing December 12, 2017(2)	463	466,053
MSO of Puerto Rico, Inc.
Term Loan, Maturing December 12, 2017(2)	337	336,842
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017	73	73,136
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019	800	806,500
Pharmaceutical Product Development, Inc.
Term Loan, 4.25%, Maturing December 5, 2018	1,948	1,960,820
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 1, 2019	499	500,770
U.S. Renal Care, Inc.
Term Loan, 5.25%, Maturing July 3, 2019	800	802,000

		$15,655,655

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Home Furnishings — 1.6%
Serta/Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019	$800	$804,000
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020	1,500	1,488,000

		$2,292,000

Industrial Equipment — 4.0%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	$1,496	$1,504,081
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020	400	398,773
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018	1,300	1,303,657
International Equipment Solutions, LLC
Term Loan, 6.75%, Maturing August 13, 2019	500	494,687
Milacron LLC
Term Loan, 4.25%, Maturing March 30, 2020	998	1,004,765
Rexnord LLC
Term Loan, 4.00%, Maturing August 20, 2020	1,125	1,114,453

		$5,820,416

Insurance — 4.0%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	$800	$804,494
AmWINS Group, Inc.
Term Loan, 5.00%, Maturing September 6, 2019	1,496	1,505,592
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019	2,494	2,468,019
Term Loan, 3.50%, Maturing July 8, 2020	200	192,000
Compass Investors Inc.
Term Loan, 5.00%, Maturing December 27, 2019	800	805,400

		$5,775,505

Leisure Goods/Activities/Movies — 4.9%
Alpha D2 Limited
Term Loan, 4.50%, Maturing April 30, 2019	$1,496	$1,510,277
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	2,000	2,001,562
Equinox Holdings, Inc.
Term Loan, 4.51%, Maturing January 31, 2020	500	503,125
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019	800	809,000
US Finco LLC
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	800	805,000
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020	1,500	1,506,563

		$7,135,527

Lodging and Casinos — 0.5%
Bally Technologies, Inc.
Term Loan, Maturing August 31, 2020(2)	$325	$325,244
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	125	125,586
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020	225	226,263
Playa Resorts Holding B.V.
Term Loan, 4.75%, Maturing August 6, 2019	100	100,625

		$777,718

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Nonferrous Metals/Minerals — 6.5%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	$1,995	$1,921,257
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018	1,496	1,455,077
Constellium Holdco B.V.
Term Loan, 6.00%, Maturing March 25, 2020	500	516,250
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017	1,500	1,502,187
Murray Energy Corporation
Term Loan, 4.75%, Maturing May 24, 2019	2,000	2,002,500
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	798	760,075
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	100	100,750
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	175	177,625
Walter Energy, Inc.
Term Loan, 6.75%, Maturing April 2, 2018	1,000	951,964

		$9,387,685

Oil and Gas — 6.6%
Ameriforge Group, Inc.
Term Loan - Second Lien, 8.75%, Maturing December 18, 2020	$800	$812,000
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	1,000	1,000,000
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	2,494	2,504,583
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018	1,500	1,514,625
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019	1,236	1,239,756
Term Loan, 5.00%, Maturing September 25, 2019	100	100,342
Term Loan, 5.00%, Maturing September 25, 2019	164	164,278
Tallgrass Operations, LLC
Term Loan, 5.25%, Maturing November 13, 2018	1,500	1,520,062
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	798	792,260

		$9,647,906

Publishing — 4.5%
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	$1,995	$1,927,657
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018	997	1,001,829
Media General Inc.
Term Loan, 3.25%, Maturing July 31, 2020(3)	250	250,499
Merrill Communications, LLC
Term Loan, 7.31%, Maturing March 8, 2018	499	504,358
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing August 21, 2020	75	75,344
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020	500	493,112
Springer Science+Business Media Deutschland GmbH
Term Loan, Maturing July 31, 2020(2)	250	248,646
Tribune Company
Term Loan, 4.00%, Maturing December 31, 2019	1,995	2,007,456

		$6,508,901

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Radio and Television — 4.7%
Clear Channel Communications, Inc.
Term Loan, 6.93%, Maturing January 30, 2019	$1,000	$923,500
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018	2,000	2,017,908
Entercom Radio, LLC
Term Loan, Maturing November 23, 2018(2)	404	408,828
Entravision Communications Corporation
Term Loan, Maturing May 29, 2020(2)	1,000	991,875
TWCC Holding Corp.
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020	1,000	1,030,000
Univision Communications Inc.
Term Loan, 4.50%, Maturing March 2, 2020	1,500	1,499,063

		$6,871,174

Retailers (Except Food and Drug) — 5.2%
CDW LLC
Term Loan, 3.50%, Maturing April 29, 2020	$1,650	$1,637,110
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019	500	504,375
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019	250	252,500
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	1,995	2,001,222
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020	1,496	1,501,237
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019	1,496	1,497,638
Toys ‘R’ US Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	150	148,463

		$7,542,545

Steel — 3.5%
FMG Resources (August 2006) Pty Ltd.
Term Loan, 5.25%, Maturing October 18, 2017	$1,995	$2,005,087
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017	798	799,990
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017	1,000	1,002,500
Neenah Foundry Company
Term Loan, Maturing April 26, 2017(2)	500	502,500
Waupaca Foundry, Inc.
Term Loan, 4.50%, Maturing June 29, 2017	800	800,000

		$5,110,077

Telecommunications — 5.4%
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing March 9, 2020	$1,500	$1,508,125
Crown Castle International Corporation
Term Loan, Maturing January 31, 2019(2)	275	273,060
Intelsat Jackson Holdings S.A.
Term Loan, 4.25%, Maturing April 2, 2018	2,494	2,513,980
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	1,500	1,506,875
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019	2,000	2,013,000

		$7,815,040

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Utilities — 2.2%
Calpine Construction Finance Company, L.P.
Term Loan, 3.25%, Maturing January 31, 2022	$1,995	$1,978,287
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	800	796,700
Power Team Services, LLC
Term Loan, 3.25%, Maturing May 6, 2020(3)	56	54,861
Term Loan, 4.25%, Maturing May 6, 2020	444	440,278

		$3,270,126

Total Senior Floating-Rate Interests (identified cost $201,694,170)		$202,371,724

Corporate Bonds & Notes — 11.0%

Security	Principal Amount (000’s omitted)	Value
Automotive — 0.3%
Navistar International Corp.
8.25%, 11/1/21	$400	$399,500

		$399,500

Banks and Thrifts — 0.4%
Royal Bank of Scotland Group PLC
6.10%, 6/10/23	$540	$519,472

		$519,472

Chemicals and Plastics — 0.2%
Tronox Finance, LLC
6.375%, 8/15/20(4)	$300	$288,000

		$288,000

Commercial Services — 0.7%
ADT Corp. (The)
3.50%, 7/15/22	$600	$501,571
Cielo SA/Cielo USA, Inc.
3.75%, 11/16/22(4)	575	481,563
RR Donnelley & Sons Co.
7.00%, 2/15/22	20	20,150

		$1,003,284

Containers and Glass Products — 0.4%
Reynolds Group Holdings, Inc.
9.875%, 8/15/19	$500	$533,750

		$533,750

Diversified Financial Services — 0.5%
SLM Corp.
5.625%, 8/1/33	$950	$754,062

		$754,062

Electronics/Electrical — 1.7%
Advanced Micro Devices, Inc.
7.50%, 8/15/22	$500	$473,750
Dell, Inc.
5.40%, 9/10/40	1,575	1,268,987
Hewlett-Packard Co.
6.00%, 9/15/41	835	765,115

		$2,507,852

Security	Principal Amount (000’s omitted)	Value
Financial Intermediaries — 0.1%
First Data Corp.
10.625%, 6/15/21(4)	$200	$199,750

		$199,750

Food/Drug Retailers — 0.3%
Delhaize Group SA
5.70%, 10/1/40	$380	$366,630

		$366,630

Insurance — 0.1%
Onex USI Acquisition Corp.
7.75%, 1/15/21(4)	$200	$201,500

		$201,500

Metals/Mining — 0.5%
Newmont Mining Corp.
4.875%, 3/15/42	$1,030	$798,327

		$798,327

Oil and Gas — 0.6%
MEG Energy Corp.
6.375%, 1/30/23(4)	$400	$401,000
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	400	411,000

		$812,000

Retailers (Except Food and Drug) — 2.0%
Best Buy Co., Inc.
5.00%, 8/1/18	$836	$842,244
JC Penney Corp., Inc.
6.375%, 10/15/36	2,900	2,015,500

		$2,857,744

Steel — 0.5%
Cliffs Natural Resources, Inc.
6.25%, 10/1/40	$950	$797,620

		$797,620

Telecommunications — 2.2%
Alcatel-Lucent USA, Inc.
8.875%, 1/1/20(4)	$200	$205,000
Alcoa, Inc.
5.95%, 2/1/37	885	807,720
Avaya, Inc.
10.50%, 3/1/21(4)	650	505,375
Sprint Capital Corp.
6.875%, 11/15/28	500	453,750
Telecom Italia Capital SA
6.00%, 9/30/34	1,490	1,292,286

		$3,264,131

Utilities — 0.5%
Enel Finance International NV
6.00%, 10/7/39(4)	$860	$772,591

		$772,591

Total Corporate Bonds & Notes (identified cost $16,374,007)		$16,076,213

Foreign Government Bonds — 0.3%

Security	Principal Amount (000’s omitted)		Value
Mexico — 0.3%
Mexican Bonos
5.00%, 6/15/17	MXN	6,460	$482,041

Total Foreign Government Bonds (identified cost $498,750)			$482,041

Convertible Bonds — 2.6%

Security	Principal Amount (000’s omitted)		Value
Automotive & Parts — 0.2%
Meritor, Inc.
7.875%, 3/1/26(4)		$175	$212,297

			$212,297

Home Builders — 0.5%
KB Home
1.375%, 2/1/19		$400	$382,500
Ryland Group, Inc. (The)
0.25%, 6/1/19		465	408,619

			$791,119

Semiconductors — 1.7%
Micron Technology, Inc., Series A
1.50%, 8/1/31		$650	$949,000
Novellus Systems, Inc.
2.625%, 5/15/41		1,000	1,471,875

			$2,420,875

Telecommunications — 0.2%
Ciena Corp.
3.75%, 10/15/18(4)		$250	$320,781

			$320,781

Total Convertible Bonds (identified cost $3,780,747)			$3,745,072

Common Stocks — 5.3%

Security	Shares		Value
Chemicals and Plastics — 0.6%
E.I. du Pont de Nemours & Co.		5,596	$316,845
LyondellBasell Industries NV, Class A		4,405	309,011
Solvay SA		2,347	327,052

			$952,908

Diversified Financial Services — 0.7%
Medley Capital Corp.		74,500	$979,675

			$979,675

Electronics/Electrical — 0.8%
Applied Materials, Inc.		39,300	$589,893
Intel Corp.		25,150	552,797

			$1,142,690

Security	Shares	Value
Investment Companies — 2.6%
Ares Capital Corp.	59,000	$1,037,220
PennantPark Investment Corp.	71,000	787,390
Solar Capital, Ltd.	43,000	943,850
THL Credit, Inc.	67,000	1,051,900

		$3,820,360

Oil and Gas — 0.4%
Marathon Oil Corp.	8,397	$289,109
Occidental Petroleum Corp.	3,312	292,151

		$581,260

Telecommunications — 0.2%
Corning, Inc.	20,679	$290,333

		$290,333

Total Common Stocks (identified cost $7,796,105)		$7,767,226

Convertible Preferred Stocks — 1.5%

Security	Shares	Value
Automotive & Parts — 0.0%(5)
Goodyear Tire & Rubber Co. (The), 5.875%	600	$35,220

		$35,220

Health Care - Products — 0.2%
Alere, Inc., 3.00%	900	$236,025

		$236,025

Oil & Gas — 0.3%
Chesapeake Energy Corp., 5.75%(4)	400	$451,600

		$451,600

Real Estate Investment Trusts (REITs) — 0.7%
iStar Financial, Inc., 4.50%	20,000	$1,057,600

		$1,057,600

Telecommunications — 0.3%
Lucent Technologies Capital Trust I, 7.75%	400	$394,000

		$394,000

Total Convertible Preferred Stocks (identified cost $2,076,164)		$2,174,445

Preferred Stocks — 0.5%

Security	Shares	Value
Banks — 0.5%
First Tennessee Bank, 3.75%(4) (6)	255	$187,824
Lloyds Banking Group PLC, 6.657% to 5/21/37(7)	5,575	536,970

Total Preferred Stocks (identified cost $711,809)		$724,794

Tax-Exempt Investments — 0.5%

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 0.5%
Detroit, MI, Water Supply System, 5.25%, 7/1/41	$858	$736,370

Total Tax-Exempt Investments (identified cost $767,649)		$736,370

Short-Term Investments — 8.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(8)	$13,005	$13,004,861

Total Short-Term Investments (identified cost $13,004,861)		$13,004,861

Total Investments — 169.6% (identified cost $246,704,262)		$247,082,746

Less Unfunded Loan Commitments — (0.2)%		$(305,556)

Net Investments — 169.4% (identified cost $246,398,706)		$246,777,190

Notes Payable — (37.1)%		$(54,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value — (24.7)%		$(36,000,000)

Other Assets, Less Liabilities — (7.6)%		$(11,132,338)

Net Assets Applicable to Common Shares — 100.0%		$145,644,852

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

MXN	-	Mexican Peso

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after August 31, 2013, at which time the interest rate will be determined.

(3)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2013, the aggregate value of these securities is $4,227,281 or 2.9% of the Fund’s net assets applicable to common shares.

(5)	Amount is less than 0.05%.

(6)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2013.

(7)	Security converts to floating rate after the indicated fixed-rate coupon period.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2013 was $7,415.

Eaton Vance Floating-Rate Income Plus Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is total return, with an emphasis on income. The Fund commenced operations on June 26, 2013.

Investment Valuation and Other

The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Notes. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuations. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

Unfunded Loan Commitments — The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At August 31, 2013, the Fund had sufficient cash and/or securities to cover these commitments.

The Fund did not have any open financial instruments at August 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$246,398,706

Gross unrealized appreciation	$1,358,365
Gross unrealized depreciation	(979,881)

Net unrealized appreciation	$378,484

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$202,066,168		$—	$202,066,168
Corporate Bonds & Notes	—	16,076,213		—	16,076,213
Foreign Government Bonds	—	482,041		—	482,041
Convertible Bonds	—	3,745,072		—	3,745,072
Common Stocks	7,440,174	327,052	*	—	7,767,226
Convertible Preferred Stocks	880,820	1,293,625		—	2,174,445
Preferred Stocks	—	724,794		—	724,794
Tax-Exempt Investments	—	736,370		—	736,370
Short-Term Investments	—	13,004,861		—	13,004,861
Total Investments	$8,320,994	$238,456,196		$—	$246,777,190

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The carrying amount of the Variable Rate Term Preferred Shares (VRTP Shares) at August 31, 2013 approximated its fair value. If measured at fair value, VRTP Shares would have been considered as Level 2 in the fair value hierarchy at August 31, 2013.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Plus Fund

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	October 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 25, 2013